Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Office equipment [Member] | Minimum [Member]
Estimated Useful Lives	3 years
Office equipment [Member] | Maximum [Member]
Estimated Useful Lives	5 years
Furniture & equipment [Member] | Minimum [Member]
Estimated Useful Lives	5 years
Furniture & equipment [Member] | Maximum [Member]
Estimated Useful Lives	7 years